CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 30,522	$ 28,300	$ 28,653
Income on investment securities
Taxable interest	5,713	5,738	5,501
Exempt from federal income tax	2,218	2,473	2,913
Dividends	229	269	294
Total interest income	38,682	36,780	37,361
INTEREST EXPENSE
Interest on deposits	2,131	2,358	2,694
Interest on other borrowings	94	70	213
Total interest expense	2,225	2,428	2,907
Net interest income	36,457	$ 34,352	$ 34,454
Provision for loan and lease losses	30
Net interest income after provision	36,427	$ 34,352	$ 34,454
NON-INTEREST INCOME
Gains on loans sold	270	294	437
Trust department income	2,530	2,491	2,298
Service fees on deposit accounts	6,616	6,470	6,479
Brokerage fees	540	410	361
Earnings on bank owned life insurance	376	398	497
Gain on sales of available-for-sale securities	534	652	829
Gain (loss) on foreclosed property	33	516	(308)
Other non-interest income	544	496	523
Total non-interest income	11,443	11,727	11,116
NON-INTEREST EXPENSE
Salaries and employee benefits	18,897	17,557	18,331
Net occupancy expense	2,192	2,032	2,581
Depreciation expense	1,489	1,441	1,397
Data processing expense	2,506	2,321	2,288
Legal and professional fees	1,301	860	1,037
Stationary and office supplies	289	304	293
Advertising and promotions	1,163	1,352	1,090
FDIC insurance premium expense	587	589	728
Other real estate expense	3	68	128
Other non-interest expense	5,772	5,741	5,370
Total non-interest expenses	34,199	32,265	33,243
Income before provision for income taxes	13,671	13,814	12,327
Provision for income taxes	3,349	3,556	2,700
Net income before noncontrolling interest - dividends on preferred stock of subsidiary	10,322	10,258	9,627
Noncontrolling interest-dividends on preferred stock subsidiary	16	16	16
Net income for common shareholders	$ 10,306	$ 10,242	$ 9,611
Weighted average shares outstanding	4,832,217	4,963,826	5,110,849
Earnings per share	$ 2.13	$ 2.06	$ 1.88